Distribution Date:	08/17/22	UBS Commercial Mortgage Trust 2018-C14
Determination Date:	08/11/22
Next Distribution Date:	09/16/22
Record Date:	07/29/22	Commercial Mortgage Pass-Through Certificates
Series 2018-C14

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	UBS Commercial Mortgage Securitization Corp.
Certificate Factor Detail	3		General Information	(212) 713-2000
Certificate Interest Reconciliation Detail	4		1285 Avenue of the Americas | New York, NY 10019 | United States
		Master Servicer	Midland Loan Services
Additional Information	5
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		Niral Shah	(305) 485-2041	Niral.Shah@rialtocapital.com
Mortgage Loan Detail (Part 1)	13-14		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	17
			David Rodgers	(212) 230-9025
Historical Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	90278KAW1	3.378800%	22,465,000.00	7,000,559.40	6,755,358.85	19,711.24	0.00	0.00	6,775,070.09	245,200.55	30.70%	30.00%
A-2	90278KAX9	4.256900%	30,533,000.00	30,533,000.00	0.00	108,313.27	0.00	0.00	108,313.27	30,533,000.00	30.70%	30.00%
A-SB	90278KAY7	4.391000%	41,722,000.00	41,722,000.00	0.00	152,667.75	0.00	0.00	152,667.75	41,722,000.00	30.70%	30.00%
A-3	90278KAZ4	4.180300%	194,737,000.00	194,737,000.00	0.00	678,382.57	0.00	0.00	678,382.57	194,737,000.00	30.70%	30.00%
A-4	90278KBA8	4.448000%	166,162,000.00	166,162,000.00	0.00	615,907.15	0.00	0.00	615,907.15	166,162,000.00	30.70%	30.00%
A-S	90278KBD2	4.749400%	59,393,000.00	59,393,000.00	0.00	235,067.60	0.00	0.00	235,067.60	59,393,000.00	21.21%	20.88%
B	90278KBE0	5.100900%	32,544,000.00	32,544,000.00	0.00	138,336.41	0.00	0.00	138,336.41	32,544,000.00	16.00%	15.88%
C	90278KBF7	5.441447%	28,477,000.00	28,477,000.00	0.00	129,130.07	0.00	0.00	129,130.07	28,477,000.00	11.45%	11.50%
D	90278KAJ0	3.000000%	17,899,000.00	17,899,000.00	0.00	44,747.50	0.00	0.00	44,747.50	17,899,000.00	8.59%	8.75%
E	90278KAL5	3.000000%	13,018,000.00	13,018,000.00	0.00	32,545.00	0.00	0.00	32,545.00	13,018,000.00	6.51%	6.75%
F	90278KAN1	4.049800%	16,272,000.00	16,272,000.00	0.00	54,915.29	0.00	0.00	54,915.29	16,272,000.00	3.90%	4.25%
G	90278KAQ4	4.049800%	6,509,000.00	6,509,000.00	0.00	21,966.79	0.00	0.00	21,966.79	6,509,000.00	2.86%	3.25%
NR*	90278KAS0	4.049800%	21,153,976.00	21,153,976.00	0.00	159,947.56	0.00	3,246,808.32	159,947.56	17,907,167.68	0.00%	0.00%
R	90278KAU5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			650,884,976.00	635,420,535.40	6,755,358.85	2,391,638.20	0.00	3,246,808.32	9,146,997.05	625,418,368.23

X-A	90278KBB6	1.147550%	455,619,000.00	440,154,559.40	0.00	420,916.08	0.00	0.00	420,916.08	433,399,200.55
X-B	90278KBC4	0.433384%	120,414,000.00	120,414,000.00	0.00	43,487.92	0.00	0.00	43,487.92	120,414,000.00
X-D	90278KAA9	2.441447%	30,917,000.00	30,917,000.00	0.00	62,901.85	0.00	0.00	62,901.85	30,917,000.00
X-F	90278KAC5	1.391647%	16,272,000.00	16,272,000.00	0.00	18,870.73	0.00	0.00	18,870.73	16,272,000.00
X-G	90278KAE1	1.391647%	6,509,000.00	6,509,000.00	0.00	7,548.52	0.00	0.00	7,548.52	6,509,000.00
X-NR	90278KAG6	1.391647%	21,153,976.00	21,153,976.00	0.00	24,532.39	0.00	0.00	24,532.39	17,907,167.68
Notional SubTotal			650,884,976.00	635,420,535.40	0.00	578,257.49	0.00	0.00	578,257.49	625,418,368.23

Deal Distribution Total					6,755,358.85	2,969,895.69	0.00	3,246,808.32	9,725,254.54

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	90278KAW1	311.62071667	300.70593590	0.87741999	0.00000000	0.00000000	0.00000000	0.00000000	301.58335589	10.91478077
A-2	90278KAX9	1,000.00000000	0.00000000	3.54741657	0.00000000	0.00000000	0.00000000	0.00000000	3.54741657	1,000.00000000
A-SB	90278KAY7	1,000.00000000	0.00000000	3.65916663	0.00000000	0.00000000	0.00000000	0.00000000	3.65916663	1,000.00000000
A-3	90278KAZ4	1,000.00000000	0.00000000	3.48358335	0.00000000	0.00000000	0.00000000	0.00000000	3.48358335	1,000.00000000
A-4	90278KBA8	1,000.00000000	0.00000000	3.70666669	0.00000000	0.00000000	0.00000000	0.00000000	3.70666669	1,000.00000000
A-S	90278KBD2	1,000.00000000	0.00000000	3.95783341	0.00000000	0.00000000	0.00000000	0.00000000	3.95783341	1,000.00000000
B	90278KBE0	1,000.00000000	0.00000000	4.25075006	0.00000000	0.00000000	0.00000000	0.00000000	4.25075006	1,000.00000000
C	90278KBF7	1,000.00000000	0.00000000	4.53453910	0.00000000	0.00000000	0.00000000	0.00000000	4.53453910	1,000.00000000
D	90278KAJ0	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	90278KAL5	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
F	90278KAN1	1,000.00000000	0.00000000	3.37483346	0.00000000	0.00000000	0.00000000	0.00000000	3.37483346	1,000.00000000
G	90278KAQ4	1,000.00000000	0.00000000	3.37483331	0.00000000	0.00000000	0.00000000	0.00000000	3.37483331	1,000.00000000
NR	90278KAS0	1,000.00000000	0.00000000	7.56111097	(4.18627732)	37.42474748	0.00000000	153.48454210	7.56111097	846.51545790
R	90278KAU5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	90278KBB6	966.05839397	0.00000000	0.92383347	0.00000000	0.00000000	0.00000000	0.00000000	0.92383347	951.23162236
X-B	90278KBC4	1,000.00000000	0.00000000	0.36115335	0.00000000	0.00000000	0.00000000	0.00000000	0.36115335	1,000.00000000
X-D	90278KAA9	1,000.00000000	0.00000000	2.03453925	0.00000000	0.00000000	0.00000000	0.00000000	2.03453925	1,000.00000000
X-F	90278KAC5	1,000.00000000	0.00000000	1.15970563	0.00000000	0.00000000	0.00000000	0.00000000	1.15970563	1,000.00000000
X-G	90278KAE1	1,000.00000000	0.00000000	1.15970502	0.00000000	0.00000000	0.00000000	0.00000000	1.15970502	1,000.00000000
X-NR	90278KAG6	1,000.00000000	0.00000000	1.15970586	0.00000000	0.00000000	0.00000000	0.00000000	1.15970586	846.51545790

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	07/01/22 - 07/30/22	30	0.00	19,711.24	0.00	19,711.24	0.00	0.00	0.00	19,711.24	0.00
A-2	07/01/22 - 07/30/22	30	0.00	108,313.27	0.00	108,313.27	0.00	0.00	0.00	108,313.27	0.00
A-SB	07/01/22 - 07/30/22	30	0.00	152,667.75	0.00	152,667.75	0.00	0.00	0.00	152,667.75	0.00
A-3	07/01/22 - 07/30/22	30	0.00	678,382.57	0.00	678,382.57	0.00	0.00	0.00	678,382.57	0.00
A-4	07/01/22 - 07/30/22	30	0.00	615,907.15	0.00	615,907.15	0.00	0.00	0.00	615,907.15	0.00
X-A	07/01/22 - 07/30/22	30	0.00	420,916.08	0.00	420,916.08	0.00	0.00	0.00	420,916.08	0.00
X-B	07/01/22 - 07/30/22	30	0.00	43,487.92	0.00	43,487.92	0.00	0.00	0.00	43,487.92	0.00
A-S	07/01/22 - 07/30/22	30	0.00	235,067.60	0.00	235,067.60	0.00	0.00	0.00	235,067.60	0.00
B	07/01/22 - 07/30/22	30	0.00	138,336.41	0.00	138,336.41	0.00	0.00	0.00	138,336.41	0.00
C	07/01/22 - 07/30/22	30	0.00	129,130.07	0.00	129,130.07	0.00	0.00	0.00	129,130.07	0.00
X-D	07/01/22 - 07/30/22	30	0.00	62,901.85	0.00	62,901.85	0.00	0.00	0.00	62,901.85	0.00
X-F	07/01/22 - 07/30/22	30	0.00	18,870.73	0.00	18,870.73	0.00	0.00	0.00	18,870.73	0.00
X-G	07/01/22 - 07/30/22	30	0.00	7,548.52	0.00	7,548.52	0.00	0.00	0.00	7,548.52	0.00
X-NR	07/01/22 - 07/30/22	30	0.00	24,532.39	0.00	24,532.39	0.00	0.00	0.00	24,532.39	0.00
D	07/01/22 - 07/30/22	30	0.00	44,747.50	0.00	44,747.50	0.00	0.00	0.00	44,747.50	0.00
E	07/01/22 - 07/30/22	30	0.00	32,545.00	0.00	32,545.00	0.00	0.00	0.00	32,545.00	0.00
F	07/01/22 - 07/30/22	30	0.00	54,915.29	0.00	54,915.29	0.00	0.00	0.00	54,915.29	0.00
G	07/01/22 - 07/30/22	30	0.00	21,966.79	0.00	21,966.79	0.00	0.00	0.00	21,966.79	0.00
NR	07/01/22 - 07/30/22	30	877,277.96	71,391.14	0.00	71,391.14	(88,556.41)	0.00	0.00	159,947.56	791,682.21
Totals			877,277.96	2,881,339.27	0.00	2,881,339.27	(88,556.41)	0.00	0.00	2,969,895.69	791,682.21

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	9,725,254.54
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,891,078.60	Master Servicing Fee	2,172.01
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,909.41
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	273.58
ARD Interest	0.00	Operating Advisor Fee	1,176.41
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	207.92
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,891,078.60	Total Fees	9,739.34

Principal		Expenses/Reimbursements
Scheduled Principal	479,990.08	Reimbursement for Interest on Advances	47.99
Unscheduled Principal Collections		ASER Amount	675.52
Principal Prepayments	6,275,368.77	Special Servicing Fees (Monthly)	(91,336.25)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	2,056.33
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	6,755,358.85	Total Expenses/Reimbursements	(88,556.41)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,969,895.69
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	6,755,358.85
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	9,725,254.54
Total Funds Collected	9,646,437.45	Total Funds Distributed	9,646,437.47

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	635,420,535.94	635,420,535.94	Beginning Certificate Balance	635,420,535.40
(-) Scheduled Principal Collections	479,990.08	479,990.08	(-) Principal Distributions	6,755,358.85
(-) Unscheduled Principal Collections	6,275,368.77	6,275,368.77	(-) Realized Losses	3,246,808.32
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	3,246,808.86
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	3,246,808.86	3,246,808.86	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	625,418,368.23	625,418,368.23	Certificate Other Adjustments**	(0.54)
Beginning Actual Collateral Balance	636,497,356.79	636,497,356.79	Ending Certificate Balance	625,418,368.23
Ending Actual Collateral Balance	626,358,328.75	626,358,328.75

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.54)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.54
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.44%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	1	3,127,864.79	0.50%	75	5.3700	NAP	Defeased	1	3,127,864.79	0.50%	75	5.3700	NAP
5,000,000 or less	9	36,342,366.38	5.81%	58	5.1665	1.875978	1.30 or less	10	116,419,815.54	18.61%	74	5.5512	0.833970
5,000,001 to 10,000,000	17	127,029,298.87	20.31%	74	5.3794	1.690616	1.31 to 1.40	2	15,173,850.97	2.43%	75	5.4827	1.373761
10,000,001 to 15,000,000	13	164,968,129.56	26.38%	75	5.4671	1.489954	1.41 to 1.50	4	44,857,200.49	7.17%	75	5.4668	1.450546
15,000,001 to 20,000,000	4	74,086,657.46	11.85%	58	5.0538	1.488473	1.51 to 1.60	5	67,314,242.46	10.76%	75	5.4402	1.568521
20,000,001 to 25,000,000	2	45,268,156.86	7.24%	74	5.8715	1.726446	1.61 to 1.70	2	41,822,984.07	6.69%	75	5.7000	1.620000
25,000,001 to 30,000,000	1	30,000,000.00	4.80%	72	4.2775	1.890000	1.71 to 1.80	4	32,033,405.97	5.12%	75	5.7298	1.794568
30,000,001 to 35,000,000	2	69,325,000.00	11.08%	75	5.0332	1.788150	1.81 to 1.90	8	98,747,808.50	15.79%	74	4.9407	1.854146
35,000,001 to 40,000,000	2	75,270,894.31	12.04%	75	5.2162	1.941671	1.91 to 2.00	4	64,837,500.00	10.37%	75	4.9691	1.968421
40,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	6	76,050,674.81	12.16%	50	5.0507	2.127666
Totals	51	625,418,368.23	100.00%	71	5.2763	1.677293	2.26 to 2.50	3	55,349,300.68	8.85%	74	4.9074	2.316323
							2.51 or greater	2	9,683,719.95	1.55%	74	5.6247	3.037037
							Totals	51	625,418,368.23	100.00%	71	5.2763	1.677293
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	1	3,127,864.79	0.50%	75	5.3700	NAP	New Mexico	1	78,946.97	0.01%	75	5.7000	1.620000
Alabama	4	20,852,466.81	3.33%	75	5.7486	1.143730	New York	7	26,059,677.31	4.17%	75	5.5229	0.416535
Alaska	1	13,550,674.81	2.17%	73	5.5015	2.080000	North Carolina	1	1,607,452.03	0.26%	75	5.4460	1.440000
Arizona	3	597,496.36	0.10%	75	5.7000	1.620000	Ohio	3	577,921.80	0.09%	75	5.7000	1.620000
Arkansas	2	495,520.11	0.08%	75	5.7000	1.620000	Oklahoma	5	1,044,253.87	0.17%	75	5.7000	1.620000
California	3	39,982,532.80	6.39%	75	5.3084	1.797634	Pennsylvania	1	2,031,285.60	0.32%	76	4.8530	1.980000
Colorado	2	30,352,392.82	4.85%	14	3.8726	2.054892	South Carolina	20	38,138,359.22	6.10%	74	5.3338	1.372625
Delaware	1	30,000,000.00	4.80%	72	4.2775	1.890000	Tennessee	11	2,490,645.58	0.40%	75	5.7000	1.620000
Florida	46	92,730,338.37	14.83%	75	5.8285	1.893473	Texas	20	61,343,359.10	9.81%	75	5.3861	1.556539
Georgia	17	34,443,027.70	5.51%	74	5.4078	1.777353	Utah	1	8,452,980.52	1.35%	75	5.4460	1.440000
Illinois	23	7,581,466.60	1.21%	75	5.7000	1.620000	Virginia	2	510,441.99	0.08%	75	5.7000	1.620000
Indiana	16	16,751,733.85	2.68%	75	5.4301	1.491860	Wisconsin	3	593,805.27	0.09%	75	5.7000	1.620000
Iowa	1	1,385,734.52	0.22%	75	5.4460	1.440000	Totals	235	625,418,368.23	100.00%	71	5.2763	1.677293
Kansas	2	6,820,122.08	1.09%	74	5.3179	(0.042693)
									Property Type³
Kentucky	5	3,542,016.42	0.57%	76	5.0523	1.895272
Louisiana	2	10,988,500.17	1.76%	73	5.2949	1.774916		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Maryland	5	21,266,639.70	3.40%	73	5.1738	1.368823		Properties	Balance	Agg. Bal.			DSCR¹
Massachusetts	1	34,655,175.12	5.54%	75	5.3568	1.850000	Defeased	1	3,127,864.79	0.50%	75	5.3700	NAP
Michigan	2	376,858.68	0.06%	75	5.7000	1.620000	Industrial	2	2,532,596.85	0.40%	76	4.8530	1.980000
Minnesota	5	37,364,699.24	5.97%	74	4.7253	2.268005	Lodging	9	113,755,182.16	18.19%	74	5.7227	1.779544
Missouri	11	22,748,831.54	3.64%	74	5.3158	2.053163	Mixed Use	25	38,443,353.79	6.15%	75	5.5818	0.897581
Montana	1	1,595,080.35	0.26%	76	4.8530	1.980000	Mobile Home Park	4	4,054,806.10	0.65%	75	5.7900	1.570000
Nebraska	3	35,455,958.57	5.67%	75	5.2163	1.600257	Multi-Family	8	34,314,936.86	5.49%	74	5.5843	1.198092
Nevada	1	5,706,878.98	0.91%	75	5.7650	1.380000	Office	160	186,335,149.15	29.79%	65	4.9243	1.959756
New Hampshire	2	10,117,228.68	1.62%	74	4.9460	1.818429	Other	1	3,718,774.61	0.59%	75	5.8942	1.800000
							Retail	23	222,638,597.51	35.60%	74	5.2164	1.584076
							Self Storage	2	16,497,106.55	2.64%	75	5.4116	1.818556
							Totals	235	625,418,368.23	100.00%	71	5.2763	1.677293

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	3,127,864.79	0.50%	75	5.3700	NAP	49 months or greater	1	8,000,000.00	1.28%	71	5.0293	1.980000
	4.7500% or less	5	97,250,000.00	15.55%	55	4.3163	2.087995	Totals	51	625,418,368.23	100.00%	71	5.2763	1.677293
	4.7501% to 4.9500%	4	63,830,778.30	10.21%	75	4.8766	1.934073	Defeased	1	3,127,864.79	0.50%	75	5.3700	NAP
	4.9501% to 5.1500%	3	40,154,936.31	6.42%	72	5.0052	1.351074	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	5.1501% to 5.3500%	7	89,003,087.79	14.23%	75	5.2613	1.592862	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.3501% to 5.5500%	12	133,208,205.51	21.30%	75	5.4412	1.514562	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.5501% to 5.7500%	8	97,932,505.92	15.66%	75	5.7021	1.661898	37 months to 48 months	49	614,290,503.44	98.22%	71	5.2790	1.673693
	5.7501% to 5.9500%	7	39,320,455.35	6.29%	75	5.8362	1.412666
	5.9501% or greater	4	61,590,534.26	9.85%	74	6.0086	1.646173
	Totals	51	625,418,368.23	100.00%	71	5.2763	1.677293
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	3,127,864.79	0.50%	75	5.3700	NAP	Defeased	1	3,127,864.79	0.50%	75	5.3700	NAP
	88 months or less	50	622,290,503.44	99.50%	71	5.2758	1.677631	Interest Only	10	168,587,500.00	26.96%	63	4.6197	2.009520
	89 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	7	78,567,773.77	12.56%	74	5.6489	1.479888
	Totals	51	625,418,368.23	100.00%	71	5.2763	1.677293	300 months to 350 months	33	375,135,229.67	59.98%	74	5.4925	1.569894
								351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	51	625,418,368.23	100.00%	71	5.2763	1.677293
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	3,127,864.79	0.50%	75	5.3700	NAP				None
Underwriter's Information		3	49,304,806.10	7.88%	74	4.8599	2.165378
	12 months or less	45	531,162,713.27	84.93%	71	5.2810	1.636894
	13 months to 24 months	2	41,822,984.07	6.69%	75	5.7000	1.620000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	51	625,418,368.23	100.00%	71	5.2763	1.677293
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1A2	30315265	Various Various		Various	Actual/360	4.853%	143,443.22	0.00	0.00	N/A	12/01/28	--	34,325,000.00	34,325,000.00	08/01/22
1A3	30315266				Actual/360	4.853%	41,789.72	0.00	0.00	N/A	12/01/28	--	10,000,000.00	10,000,000.00	08/01/22
2A1	30501767	Various Various		Various	Actual/360	5.700%	186,841.66	45,318.51	0.00	N/A	11/06/28	--	38,066,212.82	38,020,894.31	08/06/22
2A10	30501776				Actual/360	5.700%	18,684.17	4,531.84	0.00	N/A	11/06/28	--	3,806,621.60	3,802,089.76	08/06/22
3	30315267	OF	St Paul	MN	Actual/360	4.722%	151,474.33	0.00	0.00	N/A	10/05/28	--	37,250,000.00	37,250,000.00	08/05/22
4A1	30315268	OF	Lawrence	MA	Actual/360	5.357%	68,579.99	15,245.12	0.00	N/A	11/06/28	--	14,867,463.03	14,852,217.91	08/06/22
4A2	30315269				Actual/360	5.357%	68,579.99	15,245.12	0.00	N/A	11/06/28	--	14,867,463.03	14,852,217.91	08/06/22
4A5	30315270				Actual/360	5.357%	22,860.00	5,081.70	0.00	N/A	11/06/28	--	4,955,821.03	4,950,739.33	08/06/22
5	30315271	RT	Gretna	NE	Actual/360	5.210%	157,023.61	0.00	0.00	N/A	11/01/28	--	35,000,000.00	35,000,000.00	08/01/22
6A1	30501670	LO	Miami Beach	FL	Actual/360	5.970%	128,520.83	0.00	0.00	N/A	10/06/28	--	25,000,000.00	25,000,000.00	08/06/22
6A3	30501714				Actual/360	5.970%	38,556.25	0.00	0.00	N/A	10/06/28	--	7,500,000.00	7,500,000.00	08/06/22
7A2	30501450	OF	Denver	CO	Actual/360	3.851%	66,324.50	0.00	0.00	N/A	09/06/23	--	20,000,000.00	20,000,000.00	08/06/22
7A4	30501452				Actual/360	3.851%	16,581.13	0.00	0.00	N/A	09/06/23	--	5,000,000.00	5,000,000.00	08/06/22
7A5	30501453				Actual/360	3.851%	16,581.13	0.00	0.00	N/A	09/06/23	--	5,000,000.00	5,000,000.00	08/06/22
8	30315275	RT	Newark	DE	Actual/360	4.277%	110,502.08	0.00	0.00	N/A	08/01/28	--	30,000,000.00	30,000,000.00	08/01/22
9	30315276	RT	Birmingham	AL	Actual/360	5.750%	100,464.88	22,085.42	0.00	N/A	11/06/28	--	20,290,242.28	20,268,156.86	02/06/21
10A1	30501706	RT	Various	Various	Actual/360	5.446%	91,728.84	21,152.28	0.00	N/A	11/06/28	--	19,560,008.90	19,538,856.62	08/06/22
11	30315277	LO	Greenville	SC	Actual/360	4.990%	74,772.85	36,188.59	0.00	N/A	08/06/28	--	17,401,401.19	17,365,212.60	08/06/22
12	30501710	LO	Jacksonville	FL	Actual/360	6.072%	90,001.54	29,656.37	0.00	N/A	11/06/28	--	17,212,244.61	17,182,588.24	08/06/22
13	30315278	RT	Silver Spring	MD	Actual/360	5.010%	63,877.54	16,737.40	0.00	N/A	08/06/28	--	14,806,461.11	14,789,723.71	08/06/22
14	30501491	LO	Juneau	AK	Actual/360	5.502%	64,318.02	25,966.01	0.00	N/A	09/06/28	--	13,576,640.82	13,550,674.81	12/06/20
15	30315279	RT	North Charleston	SC	Actual/360	5.530%	66,156.66	14,736.86	0.00	N/A	11/06/28	--	13,892,781.87	13,878,045.01	08/06/22
16	30315280	MU	Brewster	NY	Actual/360	5.410%	64,725.25	13,976.47	0.00	N/A	12/01/28	--	13,893,680.34	13,879,703.87	08/01/22
17	30501799	MF	Odessa	TX	Actual/360	6.022%	61,858.45	20,720.57	0.00	N/A	11/06/28	--	11,928,666.59	11,907,946.02	08/06/22
18	30501717	SS	Marietta	GA	Actual/360	5.342%	57,558.20	0.00	0.00	N/A	11/05/28	--	12,512,500.00	12,512,500.00	08/05/22
19	30501759	LO	Clearwater	FL	Actual/360	5.738%	55,125.75	20,280.02	0.00	N/A	11/06/28	--	11,156,674.82	11,136,394.80	08/06/22
20	30315281	MU	Turlock	CA	Actual/360	5.770%	56,595.72	12,415.87	0.00	N/A	10/06/28	--	11,390,652.43	11,378,236.56	08/06/22
21	30315282	RT	Stockton	CA	Actual/360	5.550%	53,368.63	10,861.00	0.00	N/A	12/01/28	--	11,166,932.84	11,156,071.84	08/01/22

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
22	30315283	RT	Waycross	GA	Actual/360	5.680%	54,033.00	10,540.40	0.00	N/A	10/06/28	--	11,047,184.09	11,036,643.69	08/06/22
23	30315284	RT	West Lebanon	NH	Actual/360	4.940%	42,751.52	12,230.67	0.00	N/A	10/01/28	--	10,049,984.10	10,037,753.43	08/01/22
24	30501619	RT	Kansas City	MO	Actual/360	5.363%	44,386.67	11,537.54	0.00	N/A	09/06/28	--	9,610,838.22	9,599,300.68	08/06/22
25	30315285	LO	Novi	MI	Actual/360	5.760%	47,230.00	6,275,368.77	0.00	N/A	11/01/28	--	9,522,177.63	0.00	08/01/22
26	30501788	RT	Tomball	TX	Actual/360	5.313%	43,364.12	12,244.00	0.00	N/A	11/06/28	--	9,479,215.99	9,466,971.99	08/06/22
27	30315286	RT	Metairie	LA	Actual/360	5.270%	42,879.82	12,464.49	0.00	N/A	09/06/28	--	9,448,942.01	9,436,477.52	08/06/22
28	30315287	RT	Seguin	TX	Actual/360	4.920%	40,165.81	12,496.55	0.00	N/A	09/01/28	--	9,480,521.42	9,468,024.87	08/01/22
29	30315288	MF	Jacksonville	FL	Actual/360	5.204%	38,086.73	0.00	0.00	N/A	10/06/28	--	8,500,000.00	8,500,000.00	08/06/22
30	30501278	OF	Various	GA	Actual/360	5.029%	34,646.29	0.00	0.00	N/A	07/06/28	--	8,000,000.00	8,000,000.00	08/06/22
31	30501789	RT	Indianapolis	IN	Actual/360	5.316%	34,173.82	8,941.74	0.00	N/A	11/06/28	--	7,464,634.05	7,455,692.31	08/06/22
32	30501661	MF	Kansas City	KS	Actual/360	5.307%	30,339.21	7,451.07	0.00	N/A	10/06/28	--	6,638,897.04	6,631,445.97	08/06/22
33	30501805	LO	College Station	TX	Actual/360	5.947%	32,144.45	7,082.04	0.00	N/A	11/06/28	--	6,276,952.97	6,269,870.93	08/06/22
34	30501738	LO	Fort Pierce	FL	Actual/360	5.896%	30,836.60	6,929.89	0.00	N/A	11/06/28	--	6,073,650.72	6,066,720.83	08/06/22
35	30315289	LO	Port Lavaca	TX	Actual/360	5.640%	29,066.16	7,259.88	0.00	N/A	10/06/28	--	5,984,797.14	5,977,537.26	08/06/22
36	30501337	MU	Brooklyn	NY	Actual/360	5.481%	28,317.47	0.00	0.00	N/A	08/06/28	--	6,000,000.00	6,000,000.00	08/06/22
37	30315290	RT	Henderson	NV	Actual/360	5.765%	28,363.99	6,707.58	0.00	N/A	11/01/28	--	5,713,586.56	5,706,878.98	08/01/22
38	30315291	RT	Various	MD	Actual/360	5.530%	27,619.28	0.00	0.00	N/A	12/01/28	--	5,800,000.00	5,800,000.00	08/01/22
39	30315292	MF	Independence	MO	Actual/360	5.440%	24,151.07	5,212.34	0.00	N/A	10/06/28	--	5,155,589.87	5,150,377.53	08/06/22
40	30315293	MH	Various	NY	Actual/360	5.790%	20,238.42	4,378.47	0.00	N/A	11/01/28	--	4,059,184.57	4,054,806.10	08/01/22
41	30315294	SS	Haines City	FL	Actual/360	5.630%	19,341.11	4,849.72	0.00	N/A	10/01/28	--	3,989,456.27	3,984,606.55	08/01/22
42	30501720	98	Santee	SC	Actual/360	5.894%	18,908.39	6,605.59	0.00	N/A	11/06/28	--	3,725,380.20	3,718,774.61	08/06/22
43	30315295	LO	Jacksonville	FL	Actual/360	5.600%	17,905.30	6,897.65	0.00	N/A	11/06/28	--	3,713,080.34	3,706,182.69	08/06/22
44	30315296	IN	King of Prussia	PA	Actual/360	5.370%	14,480.91	3,708.03	0.00	N/A	11/06/28	--	3,131,572.82	3,127,864.79	08/06/22
45	30315297	MF	City of Rome	NY	Actual/360	5.870%	10,753.52	2,253.28	0.00	N/A	11/06/28	--	2,127,420.62	2,125,167.34	08/06/22
Totals							2,891,078.60	6,755,358.85	0.00				635,420,535.94	625,418,368.23
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A2	10,380,388.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A3	10,380,388.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1	21,797,452.18	21,585,408.71	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A10	21,797,452.18	21,585,408.71	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	52,033,447.70	2,389,487.45	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A1	6,667,261.00	7,696,162.00	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4A2	6,667,261.00	7,696,162.00	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4A5	6,667,261.00	7,696,162.00	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	1,636,192.95	01/01/22	03/31/22	04/11/22	0.00	0.00	0.00	0.00	328,689.95	0.00
6A1	3,991,254.49	1,480,759.92	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6A3	3,991,254.49	1,480,759.92	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
7A2	12,532,997.76	3,091,656.63	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
7A4	12,532,997.76	3,091,656.63	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
7A5	12,532,997.76	3,091,656.63	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
8	41,598,294.80	11,262,600.48	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1,668,016.93	0.00	--	--	05/11/22	0.00	41,701.81	122,264.98	2,163,426.70	46,509.89	0.00
10A1	3,689,550.24	1,663,814.59	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,079,156.82	436,118.42	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,227,009.81	508,550.08	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
13	6,026,573.56	1,434,674.00	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,397,729.25	0.00	--	--	03/11/22	142,656.97	31,175.05	89,417.60	1,773,921.71	285,107.05	0.00
15	1,376,004.78	1,548,652.74	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,526,688.73	12,500.58	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
17	527,032.17	824,045.43	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,329,525.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,779,209.06	0.00	--	--	04/11/22	0.00	0.00	0.00	0.00	0.00	0.00
20	1,403,134.69	1,577,010.96	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
21	973,629.91	1,249,638.15	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
22	1,098,264.19	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,254,377.57	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	2,918,959.82	1,249,207.93	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
25	453,525.00	0.00	--	--	04/11/22	2,128,386.67	88,261.86	0.00	0.00	0.00	0.00
26	965,411.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,263,221.69	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,248,082.10	1,242,505.01	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,159,704.39	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,144,115.81	280,663.15	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	827,025.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	261,007.96	(2,894.92)	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
33	226,873.71	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	828,596.14	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,470,825.51	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	177,359.48	0.00	--	--	--	0.00	0.00	0.00	0.00	1,045.85	0.00
37	589,779.84	591,576.97	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
38	611,962.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	533,273.53	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	512,122.48	572,403.20	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	442,911.62	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	563,005.62	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	976,431.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	158,203.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	269,259,010.33	106,972,540.32				2,271,043.64	161,138.72	211,682.58	3,937,348.41	661,352.74	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
25	30315285	6,275,368.77	DPO	0.00	0.00
Totals		6,275,368.77		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/22	0	0.00	0	0.00	2	33,818,831.67	1	20,268,156.86	0	0.00	0	0.00	0	0.00	1	6,275,368.77	5.276282%	5.258459%	71
07/15/22	0	0.00	0	0.00	3	43,389,060.73	1	20,290,242.28	0	0.00	0	0.00	0	0.00	0	0.00	5.283716%	5.265916%	72
06/17/22	0	0.00	0	0.00	3	43,454,832.64	1	20,315,447.73	0	0.00	1	11,178,628.12	0	0.00	0	0.00	5.283927%	5.266128%	73
05/17/22	0	0.00	0	0.00	3	43,513,470.17	1	20,337,300.15	0	0.00	0	0.00	0	0.00	0	0.00	5.284112%	5.266315%	74
04/18/22	0	0.00	0	0.00	4	54,799,113.39	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.284320%	5.266524%	75
03/17/22	0	0.00	0	0.00	4	54,877,018.66	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.284503%	5.266708%	76
02/17/22	0	0.00	0	0.00	4	54,980,476.08	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.284756%	5.266962%	77
01/18/22	0	0.00	0	0.00	4	55,057,500.12	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.284936%	5.267143%	78
12/17/21	0	0.00	0	0.00	4	55,134,150.10	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.285114%	5.267323%	79
11/18/21	0	0.00	0	0.00	4	55,219,108.72	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.285308%	5.267518%	80
10/18/21	0	0.00	0	0.00	4	55,294,973.72	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.285473%	5.267684%	81
09/17/21	0	0.00	1	35,000,000.00	4	55,379,176.27	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.285651%	5.267863%	82
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
9	30315276	02/06/21	17	6	122,264.98	2,163,426.70	96,404.70	20,687,238.58	05/18/20	2		05/06/22
14	30501491	12/06/20	19	6	89,417.60	1,773,921.71	442,976.80	14,071,553.61	06/26/20	2
Totals					211,682.58	3,937,348.41	539,381.50	34,758,792.19
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		30,000,000	30,000,000	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		595,418,368	561,599,537	13,550,675		20,268,157

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-22	625,418,368	591,599,537	0	0	13,550,675	20,268,157
Jul-22	635,420,536	592,031,475	0	0	23,098,818	20,290,242
Jun-22	635,968,356	592,513,523	0	0	23,139,385	20,315,448
May-22	636,454,615	592,941,145	0	0	23,176,170	20,337,300
Apr-22	636,997,694	582,198,581	0	0	54,799,113	0
Mar-22	637,479,077	582,602,058	0	0	54,877,019	0
Feb-22	638,136,071	583,155,595	0	0	54,980,476	0
Jan-22	638,612,060	583,554,560	0	0	55,057,500	0
Dec-21	639,085,795	583,951,645	0	0	55,134,150	0
Nov-21	639,589,152	584,370,044	0	0	55,219,109	0
Oct-21	640,000,436	584,705,462	0	0	55,294,974	0
Sep-21	640,442,936	550,063,760	0	35,000,000	55,379,176	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
5	30315271	35,000,000.00	35,000,000.00	89,300,000.00	03/31/22	1,511,258.70	1.60000	03/31/22	11/01/28	315
9	30315276	20,268,156.86	20,687,238.58	26,480,000.00	03/11/22	1,668,016.93	1.13000	12/31/21	11/06/28	315
14	30501491	13,550,674.81	14,071,553.61	16,900,000.00	02/08/22	2,252,072.25	2.08000	12/31/21	09/06/28	252
19	30501759	11,136,394.80	11,136,394.80	15,200,000.00	02/01/22	1,631,199.06	1.80000	12/31/21	11/06/28	254
25	30315285	0.00	-	9,300,000.00	03/15/22	407,881.31	0.58000	12/31/21	11/01/28	314
30	30501278	8,000,000.00	8,000,000.00	13,630,000.00	06/06/18	1,108,560.30	1.98000	--	07/06/28	315
Totals		87,955,226.47	88,895,186.99	170,810,000.00		8,578,988.55

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

					Specially Serviced Loan Detail - Part 2

				Servicing
	Property			Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
5	30315271	RT	NE	05/15/20	98

8/11/2022 - The Loan recently transferred for Imminent Monetary Default at borrower''s request as a result of the Covid-19 pandemic. A pre-negotiation letter has been executed. Borrower requested that certain reserve funds be made available to them. Spe cial Servicer has received approval and has engaged counsel to document the request and bring the loan current. Draft consent documents have been delivered to Borrower''s counsel for review. Borrower has brought the Loan current through May. Borrower has submitted a deferral request which Special Servicer is evaluating. Special Servicer is working with Borrower to implement Cash Management due to low DSCR. Borrower is retroactively completing audited financials for YE 2020 and recently submitted YE 2021 a udited financials. Audited financials evidence possible SPE covenant defaults which Borrower has been notified. Negotiations with Borrower remain ongoing.

9	30315276	RT	AL	05/18/20	2

8/11/2022 - Loan transferred for Imminent Monetary Default at borrowers request as a result of the Covid-19 pandemic. The borrower has requested relief. Discussions with the Borrower are ongoing. Counsel has been engaged to dual track

	Lender''s rights a nd the foreclosure process has been initiated.

14	30501491	LO	AK	06/26/20	2

8/11/2022 - Loan transferred due to Monetary Default as a result of the Covid-19 pandemic. Property performance continues to struggle as the absence of demand generated from cruises in the submarket has not returned. Performance during the Summer months of 2021 improved significantly over 2020, however, still below pre-covid levels. Counsel has been engaged. Discussions with Borrower are ongoing and Special Servicer has initiated the foreclosure process.

19	30501759	LO	FL	10/04/19	98

8/11/2022 - The Loan transferred to special servicing due to Borrower''s non-cooperation with the implementation of cash management, and subsequently went into payment default. A forbearance agreement has been executed and special

	servicer continues to mo nitor performance under the forbearance.

25	30315285	LO	MI	07/08/20	98

7/11/2022 - After initial discussions with the borrower regarding a potential forbearance, the borrower indicated that it is no longer interested in pursuing a forbearance and will cooperate with the transition of the property to lender. A receiver has been appointed. Special servicer is working with the receiver to finalize certain PIP items prior to completing the sale of the property through the receiver. Brokers have been engaged and the receiver has executed a PSA. The sale is expected to

	be comple ted by July 29, 2022.

30	30501278	OF	GA	06/07/22	98
	8/11/2022 - Loan transferred to special servicing due to borrower-declared Imminent Monetary Default. A Pre-Negotiation Letter has been executed and discussions remain ongoing.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
13	30315278	15,000,000.00	5.01000%	15,000,000.00 5.01000%		8	06/01/20	06/05/20	06/08/20
19	30501759	0.00	5.73800%	0.00	5.73800%	10	03/22/22	03/22/22	06/06/22
Totals		15,000,000.00		15,000,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
25	30315285 08/17/22	9,522,177.63	9,300,000.00	7,760,790.65	1,485,421.88	7,760,790.65	6,275,368.77	3,246,808.86	0.00	0.00	3,246,808.86	32.46%
Current Period Totals		9,522,177.63	9,300,000.00	7,760,790.65	1,485,421.88	7,760,790.65	6,275,368.77	3,246,808.86	0.00	0.00	3,246,808.86
Cumulative Totals		9,522,177.63	9,300,000.00	7,760,790.65	1,485,421.88	7,760,790.65	6,275,368.77	3,246,808.86	0.00	0.00	3,246,808.86

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
25	30315285	08/17/22	0.00	0.00	3,246,808.86	0.00	0.00	3,246,808.86	0.00	0.00	3,246,808.86
Current Period Totals			0.00	0.00	3,246,808.86	0.00	0.00	3,246,808.86	0.00		3,246,808.86
Cumulative Totals			0.00	0.00	3,246,808.86	0.00	0.00	3,246,808.86	0.00	0.00	3,246,808.86

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
5	0.00	0.00	7,534.72	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6A1	0.00	0.00	0.00	0.00	1,670.77	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6A3	0.00	0.00	0.00	0.00	385.56	0.00	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	5,000.00	0.00	0.00	675.52	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	20.17	0.00	0.00	0.00
25	0.00	0.00	(118,870.97)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	28.86	0.00	0.00	0.00
30	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(1.04)	0.00	0.00	0.00
Total	0.00	0.00	(91,336.25)	0.00	2,056.33	675.52	0.00	0.00	47.99	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(88,556.41)

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Supplemental Notes
None

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